Pro Forma Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Pro Forma Information (Unaudited)
Schedule of pro forma results of operations
	For the Year Ended December 31,
	2012	2011
Total revenues	$227,753	$233,067
Net income	56,747	59,744
Per share data:
Net income	$1.04	$1.10